Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Summary of Cash-Settled Share-Based Payment Transactions
Below, the position of outstanding shares granted:

						12.31.2023		12.31.2024
Date of grants	Date of acquisition of rights (i)	Fair value at date of grant R$ (ii)	Quantity granted	(-) Quantity canceled and other adjustments	(-) Quantity paid or advanced	(=) Total of shares	Fair value of liability - US$ (iii)	Quantity granted	(-) Quantity canceled and other adjustments	(-) Quantity paid or advanced	(=) Total of shares	Fair value of liability - US$ (iii)
03.12.2019	03.12.2024	19.30	1,349,153	(238,777)	(945,407)	164,969	0.8	—	—	(164,969)	—	—
03.24.2020	03.24.2025	16.95	1,633,741	(516,702)	(775,825)	341,214	1.4	—	(1,404)	(168,061)	171,749	1.5
03.18.2021	03.18.2024	11.29	2,181,442	(221,420)	—	1,960,022	9.0	—	—	(1,960,022)	—	—
03.11.2022	03.11.2025	17.61	2,292,434	(253,350)	—	2,039,084	6.1	—	—	—	2,039,084	17.3
09.05.2022	09.05.2027	13.69	13,621,919	(10,544)	(2,722,275)	10,889,100	9.9	—	—	(2,722,275)	8,166,825	45.6
11.18.2022	11.18.2026	12.58	4,494,033	36,415	(906,090)	3,624,358	4.0	—	—	(906,090)	2,718,268	18.6
03.09.2023	03.09.2026	16.35	3,471,772	(112,750)	—	3,359,022	4.5	—	—	—	3,359,022	18.6
09.13.2023	09.13.2027	18.55	1,802,095	(30,335)	—	1,771,760	0.7	—	(9,935)	(352,366)	1,409,459	4.3
08.02.2024	08.02.2028	22.43	—	—	—	—	—	4,088,971	(99,386)	—	3,989,585	8.3
03.14.2024	03.14.2027	22.95	—	—	—	—	—	2,537,146	—	—	2,537,146	6.4

		Total	30,846,589	(1,347,463)	(5,349,597)	24,149,529	36.4	6,626,117	(110,725)	(6,273,783)	24,391,138	120.6

(i)	Generally, the settlement of granted plans occurs on the date of acquisition of rights. Advances are made on an exceptional basis on each anniversary of the grant date for some plans.
(ii)	Refers to the fair value on the grant date. The fair value of the share on the grant date is determined based on the average price of the last 30 trading sessions of the EMBR3 share on B3.
(iii)
The fair value of the share used to measure the fair value of the liability is determined based on the average price of the last 10 trading sessions of the EMBR share on B3. When applicable, dividends effectively distributed, including interest on equity, are added to the fair value of the share. This amount added to the applicable labor charges is presented as accounts payable (Note 21).